Stock-Based Compensation Plan - number of options outstanding and weighted average exercise price related to shares set aside for the 2017 Stock Option Plan 3 (Details) - Stock option - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2012
2011 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares (in shares)					325,660
Grants during the period	0	0	0
Forfeitures during the period		7,500	13,500
Option exercised	0	0	0
Exercise price	$ 6.03	$ 6.03	$ 6.07	$ 5.99
Stock based compensation expense	$ 45	$ 113	$ 151
Outstanding intrinsic value	0
Exercisable intrinsic value	0
Unrecognized compensation cost	$ 33
Unrecognized compensation cost, recognition period		4 months 10 days
2017 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares (in shares)				601,875
Grants during the period	109,500	154,000	261,552
Forfeitures during the period		129,876	6,500
Exercise price	$ 9.82	$ 9.82	$ 9.82
Expiration period	10 years
Stock based compensation expense	$ 0	$ 0
Weighted average grant date fair value of options granted	$ 0.61
Unrecognized compensation cost	$ 236